Deferred Taxation	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deferred Taxation
17.	DEFERRED TAXATION
The following are the major deferred tax (assets) liabilities recognized and movement thereon during the current and prior reporting periods.

					Fair value
					adjustments
					on acquisition
		Undistributed		Fair value	of Zhengxing
	Unrealized	profits		adjustment	Wheel
	profit in	of PRC	Deferred	on trade	other than
	inventories	subsidiaries	income	names	trade names	Tax loss	Others*	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At January 1, 2018	(355)	53,355	(1,275)	4,250	18,718	(22,333)	8,810	61,170
Charge (credit) to profit or loss	(31)	—	119	—	(558)	(14,860)	127	(15,203)

At December 31, 2018	(386)	53,355	(1,156)	4,250	18,160	(37,193)	8,937	45,967
Charge (credit) to profit or loss	10	—	119	—	(558)	(14,498)	(531)	(15,458)

At December 31, 2019	(376)	53,355	(1,037)	4,250	17,602	(51,691)	8,406	30,509

	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
At December 31, 2019	(54)	7,665	(149)	611	2,528	(7,425)	1,207	4,383

*	Others include impairment loss on property, plant and equipment, and interest expense capitalized in construction in progress.

For the purpose of presentation in the consolidated statements of financial position, certain deferred tax assets and liabilities have been offset.
The following is the analysis of the deferred tax balances in the consolidated statements of financial position for financial reporting purposes:

	As of December 31,
	2018	2019	2019
	RMB’000	RMB’000	US$’000
Deferred tax assets	(40,272)	(54,641)	(7,848)
Deferred tax liabilities	86,239	85,150	12,231

	45,967	30,509	4,383

At the end of each reporting period, the Group had the followings unused tax losses:

	As of December 31,
	2018	2019	2019
	RMB’000	RMB’000	US$’000
Unused tax losses	234,314	351,056	50,426

As of December 31, 2019 and 2018, a deferred tax asset has been recognized in respect of RMB351,056,000 (US$50,426,000) and RMB234,314,000 of such losses, respectively. No deferred tax asset in relation to unused tax losses has been recognized to the years ended December 31, 2019 and 2018, respectively, due to the unpredictability of future profit streams. The unused tax losses could be carried forward to offset future taxable profit for five years from the year of origination and will expire at various dates up to and including 2023.
Under the PRC EIT law, withholding income tax is imposed on dividend paid by PRC entities out of its profits earned since January 1, 2008 to its overseas investors (including Hong Kong investors). Deferred taxation on the undistributed profits of the PRC subsidiaries has been provided in the consolidated financial statements to the extent that in the opinion of the directors of the Company such profits will be distributed in the foreseeable future.
The aggregate amount of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognized as of December 31, 2019 and 2018 were RMB1,101,071,000 (US$158,159,000) and RMB1,181,901,000, respectively, as the Group is able to control the timing of the reversal of such temporary differences and it is probable that such temporary differences will not reverse in the foreseeable future.